Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment, Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2014
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years